Intangible assets, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization	$ 3,451,000	$ 740,641	$ 821,203
2022	1,371,468
2023	1,371,468
2024	1,371,468
2025	1,371,468
2026	1,371,468
Thereafter	58,767
Total	$ 6,916,107	$ 14,252,575